Financial Instruments And Risks	12 Months Ended
Dec. 31, 2025
Financial Instruments And Risks [Abstract]
Financial instruments and risks
4.	Financial instruments and risks
The Group’s activities expose it to a variety of market risks (comprising foreign currency risk and interest rate risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Risk management is carried out by the senior management of the Group.

4.1	Financial risk factors

4.1.1	Market risk
Market risk is the risk of changes in fair value of financial instruments and future cash flows from fluctuation of market prices, which includes two types of risks from volatility of foreign exchange rates (foreign currency risk), and market interest rates (interest rate risk).

(a)	Foreign currency risk
Foreign currency risk is the risk of loss resulting from changes in foreign currency exchange rates. Fluctuations in exchange rates between the RMB and other currencies in which the Group conducts business may affect its financial position and results of operations. The foreign currency risk assumed by the Group mainly comes from movements in the USD/RMB exchange rates.
The Company and major overseas intermediate holding companies’ functional currency is US dollars (“USD”). They are mainly exposed to foreign exchange risk arising from their cash and cash equivalents and loans to subsidiaries denominated in RMB. The Group enters into forward contracts to manage the exposure to foreign currency risk arising from loans to subsidiaries denominated in RMB of the overseas subsidiaries.
The subsidiaries of the Group mainly operate in the PRC with most of the transactions denominated in RMB. The Group considers that business in the PRC is not exposed to any significant foreign exchange risk as there are no significant financial assets or liabilities of these subsidiaries denominated in the currencies other than RMB.
The table below illustrates the impact of an appreciation or depreciation of RMB spot and forward rates against USD/HKD by 5% on the Group’s loss before income tax expense.

	For the year ended December 31,
	2024	2025
	RMB’000	RMB’000
5% appreciation of RMB	(120,981)	(45,521)
5% depreciation of RMB	120,981	45,521

(b)	Interest rate risk
Interest rate risk is the risk that the fair value/future cash flows of a financial instrument will fluctuate because of changes in market interest rates.
Interest on floating rate instruments is repriced at intervals of one year or less. Interest on fixed interest rate instruments is priced at inception of the financial instruments and is fixed until maturity. Floating rate instruments expose the Group to cash flow interest rate risk, whereas fixed rate instruments expose the Group to fair value interest risk. The Group’s interest rate risk mainly arises from fixed rate instruments including cash at bank, accounts and other receivables and contract assets, loans to customers, accounts and other payables and contract liabilities, etc. The Group’s interest rate risk policy requires it to manage interest rate risk by managing the maturities of interest-bearing financial assets and interest-bearing financial liabilities.
The following table sets out the Group’s financial assets and financial liabilities exposed to interest rate risk by repricing date, contractual maturity date or expected maturity date (whichever is earlier):

As of December 31, 2024	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	13,730,791	4,576,585	7,580,550	2,079,228	799,900	—	1,136,792	29,903,846
Restricted cash	12,606,465	468,019	953,933	49,455	—	—	54,162	14,132,034
Financial assets held under resale agreements	657,001	—	—	—	—	—	32	657,033
Financial assets at fair value through profit or loss	4,848,823	2,793,141	1,129,890	793,443	1,742,218	3,176,372	5,871,927	20,355,814
Financial assets at fair value through other comprehensive income	647,826	390,295	—	117,974	—	—	—	1,156,095
Financial assets at amortized cost	1,499,000	—	—	—	—	—	—	1,499,000
Accounts and other receivables and contract assets	—	—	—	—	—	—	4,698,008	4,698,008
Loans to customers	18,740,577	44,898,185	23,977,895	21,407,199	855,385	1,629,428	—	111,508,669

Total financial assets	52,730,483	53,126,225	33,642,268	24,447,299	3,397,503	4,805,800	11,760,921	183,910,499

LIABILITIES
Payable to platform investors	—	—	—	—	—	—	721,558	721,558
Borrowings	11,126,077	37,633,114	1,967,199	—	—	—	388,185	51,114,575
Customer deposits	2,906,107	1,026,951	—	—	—	—	692	3,933,750
Accounts and other payables and contract liabilities	—	—	—	—	—	—	2,833,692	2,833,692
Payable to investors of consolidated structured entities	12,719,274	21,581,299	7,973,593	521,458	—	—	—	42,795,624
Financing guarantee liabilities	—	—	—	—	—	—	4,217,979	4,217,979
Lease liabilities	56,162	130,705	91,030	24,766	204	—	—	302,867
Convertible promissory notes payable	—	—	6,174,050	—	—	—	—	6,174,050
Financial assets sold under repurchase agreements	782,397	—	—	—	—	—	62	782,459

Total financial liabilities	27,590,017	60,372,069	16,205,872	546,224	204	—	8,162,168	112,876,554

Total interest rate sensitivity gap	25,140,466	(7,245,844)	17,436,396	23,901,075	3,397,299	4,805,800	3,598,753	71,033,945

As of December 31, 2025	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	12,361,639	4,917,221	2,079,012	284,955	799,873	—	1,643,487	22,086,187
Restricted cash	11,642,624	7,216,198	60,454	25,370	—	—	90,508	19,035,154
Financial assets held under resale agreements	1,576,838	—	—	—	—	—	191	1,577,029
Financial assets at fair value through profit or loss	3,008,399	5,794,487	1,048,480	2,306,388	3,354,424	3,600,847	15,553,548	34,666,573
Financial assets at fair value through other comprehensive income	3,110,541	2,602,298	249,826	219,564	—	—	—	6,182,229
Accounts and other receivables and contract assets	—	—	—	—	—	—	3,081,225	3,081,225
Loans to customers	13,848,878	37,816,633	22,738,076	23,972,434	2,398,504	1,516,449	—	102,290,974

Total financial assets	45,548,919	58,346,837	26,175,848	26,808,711	6,552,801	5,117,296	20,368,959	188,919,371

LIABILITIES
Payable to platform investors	—	—	—	—	—	—	667,794	667,794
Borrowings	11,297,597	50,373,336	1,447,163	—	—	—	417,817	63,535,913
Customer deposits	6,694,151	2,699,338	—	—	—	—	63,445	9,456,934
Accounts and other payables and contract liabilities	—	—	—	—	—	—	3,138,181	3,138,181
Payable to investors of consolidated structured entities	10,393,888	14,321,735	3,943,001	262,598	—	—	—	28,921,222
Financing guarantee liabilities	—	—	—	—	—	—	5,647,343	5,647,343
Lease liabilities	47,422	104,559	81,864	23,626	2,293	—	—	259,764
Convertible promissory notes payable	—	6,503,803	—	—	—	—	—	6,503,803
Financial assets sold under repurchase agreements	1,661,960	—	—	—	—	—	48	1,662,008

Total financial liabilities	30,095,018	74,002,771	5,472,028	286,224	2,293	—	9,934,628	119,792,962

Total interest rate sensitivity gap	15,453,901	(15,655,934)	20,703,820	26,522,487	6,550,508	5,117,296	10,434,331	69,126,409

The Group performs interest rate sensitivity analysis on profit of the Group by measuring the impact of a change in interest rate of financial assets and liabilities.

The table below illustrates the impact to profit before tax of the coming year as of each reporting date based on the structure of interest-bearing assets, liabilities and interest rate derivative instruments as of December 31, 2024 and 2025, caused by a parallel shift of 100 basis points in interest rates.

	For the year ended December 31,
	2024	2025
	RMB’000	RMB’000
Change in interest rate
-100 basis points	(192,807)	(76,512)
+100 basis points	192,807	76,512
In the sensitivity analysis, the Group adopts the following assumptions when determining business conditions and financial index:

•	The fluctuation rates of different interest-bearing assets and liabilities are the same;

•	All assets and liabilities are re-priced in the middle of the relevant periods;

•	Analysis is based on static gap on the reporting date, regardless of subsequent changes;

•	No consideration of impact on customers’ behavior resulting from interest rate changes;

•	No consideration of impact on market prices resulting from interest rate changes; and

•	No consideration of actions taken by the Group.
Therefore, the actual changes of net profit may differ from the analysis above.

4.1.2	Credit risk
Credit risks refer to the risk of losses incurred by the inabilities of debtors or counterparties to fulfill their contractual obligations or by the adverse changes in their credit conditions. The Group uses a variety of controls to identify, measure, monitor and report credit risk.
Credit risk management
The Group’s financial assets at fair value through profit or loss mainly include trust products, wealth management products, asset management plans and other equity investments. The Group executes due diligence, assesses counterparties’ qualification and manages credit risks of existing investments.
The Group has formulated a complete set of credit management processes and internal control mechanisms, so as to carry out whole process management of credit business. Credit management procedures for its retail loans comprise the processes of credit origination, credit review, credit approval, disbursement, post-disbursement monitoring and collection. Risks arising from financing guarantee contracts and loan commitments are similar to those associated with loans. Transactions of financing guarantee contracts and loan commitments are, therefore, subject to the same portfolio management and the same requirements for application and collateral as loans to customers.
To those accounts and other receivables and contract assets, there are policies to control the credit risk exposures. The Group evaluates the possibility of guarantees from third parties, credit record and other factors such as current market condition. The Group monitors customer credit records at regular intervals, and takes action such as official notifications, shortening credit periods or canceling credit periods, etc. to ensure the Group’s credit risk remains under control when the customers with bad credit records are identified.
Credit exposure
Without taking collateral and other credit enhancements into consideration, for on-balance
sheet assets, the maximum exposures are based on net carrying amounts as reported in the financial statements. The Group also assumes credit risk due to financing guarantee contracts. Please refer to Note 42 for the details.
Collateral and other credit enhancements
The amount and type of collateral required depends on an assessment of the credit risk of the counterparty. Guidelines are implemented regarding the types of collateral and the valuation parameters. The items of collateral obtained are typically residential properties.
Management monitors the market value of the collateral, adjusts credit limits when needed and performs an impairment valuation when applicable.
It is the Group’s policy to dispose of repossessed properties in an orderly fashion. The proceeds are used to reduce or repay the outstanding balance. In general, the Group does not occupy repossessed properties for business use.

Expected credit loss
Credit risk measurement
The estimation of credit exposure for risk management purposes is complex and requires the use of models, as the exposure varies with changes in market conditions, expected cash flows and the passage of time. The assessment of credit risk of a portfolio of assets entails further estimations as to the likelihood of defaults occurring, of the associated loss ratios and of default correlations between counterparties. The Group measures credit risk using PD, EAD and LGD. This is similar to the approach used for the purposes of measuring ECL under IFRS 9.
Measurement of ECL
IFRS 9 outlines a “three-stage” model for impairment based on changes in credit quality since initial recognition as summarized below:

•	A financial instrument that is not credit-impaired on initial recognition is classified in “Stage 1” and has its credit risk continuously monitored by the Group.

•	If a SICR since initial recognition is identified, the financial instrument is moved to “Stage 2” but is not yet deemed to be credit-impaired.

•	If the financial instrument is credit-impaired, the financial instrument is then moved to “Stage 3”.
Financial instruments in Stage 1 have their ECL measured at an amount equal to the portion of lifetime ECL that result from possible default events within the next 12 months. Instruments in Stages 2 or 3 have their ECL measured based on ECL on a lifetime basis.

•	A pervasive concept in measuring ECL in accordance with IFRS 9 is that it should consider forward-looking information.
POCI are those financial assets that are credit-impaired on initial recognition. Their ECL is always measured on a lifetime basis.
The following table summarizes the impairment requirements under IFRS 9 (other than POCI).

Change in credit quality since initial recognition

Stage 1	Stage 2	Stage 3
(Initial recognition)	(Significant increase in credit risk since initial recognition)	(Credit-impaired assets)
12-month ECL	Lifetime ECL	Lifetime ECL
The key judgments and assumptions adopted by the Group in addressing the requirements of the standard are discussed below:

(a)	Significant increase in credit risk (SICR)
The Group monitor and review the criteria used to identify SICR periodically for appropriateness by the independent Credit Risk team based on changes in credit quality since initial recognition, including probability of default, loss given default, etc. According to the independent Credit Risk team’s updated evaluation on loans to customers, the Group considers a financial instrument to have experienced a significant increase in credit risk if the borrower is past due on its contractual payments in this reporting period. No qualitative criterion is considered by the Group since the Group monitors the risk of borrowers purely based on overdue period. For other financial assets measured at amortized cost, the Group sets quantitative and qualitative criteria to judge if there is significant increase in credit risk, and the criteria include: 30 or more days past due, the forward-looking information and various reasonable supporting information, when determining the ECL staging for financial assets.

(b)	Definition of default and credit-impaired assets
For loans to customers, the Group defines a financial instrument as in default, which is fully aligned with the definition of credit-impaired if the borrower is 90 or more days past due on its contractual payments. No qualitative criteria is considered by the Group since the Group monitors the risk of borrowers purely based on the overdue period. For other financial assets measured at amortized cost, the Group sets quantitative and qualitative criteria for the definition of “in default”, and the criteria include: 90 or more days past due and various reasonable supporting information.
The criteria above are consistent with the definition of default used for internal credit risk management purposes. The default definition has been applied consistently to model the PD, EAD and LGD throughout the Group’s expected loss calculations.

(c)	Measuring ECL – Explanation of inputs, assumptions and estimation techniques
The ECL is measured on either a
12-month
(“12M”) or lifetime basis depending on whether a significant increase in credit risk has occurred since initial recognition or whether an asset is considered to be credit-impaired. Key impacts used to determine ECL include PD, EAD and LGD, which are defined as follows:

•
PD represents the likelihood of a borrower defaulting on its financial obligation (as mentioned in “Definition of default and credit-impaired assets” above), either over the next 12 months (“12M PD”), or over the remaining lifetime (“Lifetime PD”) of the obligation.

•
LGD represents the Group’s expectation of the extent of loss on a defaulted exposure. LGD varies by type and availability of collateral or other credit support. LGD is expressed as a percentage loss per unit of exposure at the time of default.

•
EAD is based on the amounts the Group expects to be owed at the time of default, over the next 12 months (“12M EAD”) or over the remaining lifetime (“Lifetime EAD”). For example, for a revolving commitment, the Group includes the current drawn balance plus any further amount that is expected to be drawn up to the current contractual limit by the time of default, should it occur.

The ECL is determined by projecting the PD, LGD and EAD for each future month and for each individual exposure or collective segment. These three components are multiplied together and adjusted for the likelihood of survival (i.e., the exposure has not prepaid or defaulted in an earlier month).
The
12-month
and lifetime PDs are determined based on the defaults developed with reference to historical observed data. The duration of historical observed data gathered which is most relevant to reflect the current risk profile of outstanding loan portfolio is determined by management by applying judgement, considering the latest changes in economy, trend in recent default rates under different portfolio and the latest strategy in customer selections.
The
12-month
and lifetime EADs are determined based on the expected payment profile. For amortizing products and bullet repayment loans, this is based on the contractual repayments owed by the borrower over a
12-month
or lifetime basis. Early repayment assumptions are also incorporated into the calculation.
The
12-month
and lifetime LGDs are determined based on the factors which impact the recoveries made post default. These vary by product type.
Forward-looking economic information is included in determining the
12-month
and lifetime PDs. These assumptions vary by product type.

(d)	Forward-looking information incorporated in the ECL models
In measuring ECL, the Group has applied significant judgment in determining the forward-looking adjustments, specifically, the relevant forward-looking economic factors and the methodologies used to incorporate those factors into the ECL models of its various businesses. These judgments are intended to reflect current conditions and reasonable and supportable forecasts of future economic conditions. As of December 31, 2024 and 2025, the range of multiple scenario forecasts of the key macroeconomic factors used to estimate ECL are listed below.

	December 31,	December 31,
	2024	2025
GDP – year on year percentage change	4.5%-5.3%	4.6%-5.2%
CPI – year on year percentage change	0.7%-1.5%	0.1%-1.0%
Broad measure of money supply (M1) – year on year percentage change	-0.6%-3.8%	3.2%-6.8%
Similar to other economic forecasts, the forecasts of economic indicators have high inherent uncertainties and therefore actual results may be significantly different from the forecasts. The Group considered the above the forecasts as its best estimate as of December 31, 2024 and 2025.
i)
Sensitivity analysis
Expected credit losses are sensitive to the parameters used in the model, such as forecast value of the macro-economic factors, stage designation results and other factors considered in the application of significant management judgment. Changes in these parameters, assumptions, models, and judgments will have an impact on the measurement of expected credit losses.
The following table shows the changes of ECL impairment provision on loans to customers and financing guarantee liabilities related to ECL assuming that the financial assets in stage 2 had been reclassified to stage 1 due to significant improvement in credit risk.

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000
Total ECL and financing guarantee liabilities under the assumption of reclassification of financial instruments from stage 2 to stage 1	11,255,841	12,876,126
Total ECL and financing guarantee liabilities related to ECL recognized in the consolidated balance sheet	12,761,499	16,968,437
Difference-amount	(1,505,658)	(4,092,311)
Difference-ratio	-12%	-24%

i
i
)
Maximum exposure to credit risk before collateral held or other credit enhancements

The following presents the credit risk exposure of the financial instruments under the scope of expected credit loss mentioned in measurement of ECL without considering guarantee or any other credit enhancement measures:

	As of December 31, 2024
	Stage I	Stage II	Stage III	Maximum credit risk exposure
(in RMB’000)
Book value
On-balance sheet
Cash at bank	29,903,846	—	—	29,903,846
Restricted cash	14,132,034	—	—	14,132,034
Financial assets held under resale agreements	657,033	—	—	657,033
Financial assets at fair value through other comprehensive income	1,156,095	—	—	1,156,095
Financial assets at amortized cost	1,499,000	—	—	1,499,000
Accounts and other receivables and contract assets	4,697,722	—	286	4,698,008
Loans to customers	110,425,071	665,187	418,411	111,508,669

Total	162,470,801	665,187	418,697	163,554,685

Off-balance sheet
Financing guarantee contracts	67,368,608	648,415	—	68,017,023

	As of December 31, 2025
	Stage I	Stage II	Stage III	Maximum credit risk exposure
(in RMB’000)
Book value
On-balance sheet
Cash at bank	22,086,187	—	—	22,086,187
Restricted cash	19,035,154	—	—	19,035,154
Financial assets held under resale agreements	1,577,029	—	—	1,577,029
Financial assets at fair value through other comprehensive income	6,182,229	—	—	6,182,229
Accounts and other receivables and contract assets	3,080,913	—	312	3,081,225
Loans to customers	100,622,452	920,689	747,833	102,290,974

Total	152,583,964	920,689	748,145	154,252,798

Off-balance sheet
Financing guarantee contracts	65,376,106	2,094,102	—	67,470,208

For other
on-balance
sheet financial assets, the maximum credit risk exposure is their net carrying amounts.

4.1.3	Liquidity risk
Liquidity risk is the risk of not having access to sufficient funds or being unable to liquidate a position in a timely manner at a reasonable price to meet the Group’s obligations as they become due.
The Group aims to maintain sufficient cash at bank and marketable securities. Due to the dynamic nature of the underlying businesses, the Group maintains flexibility in funding by maintaining adequate cash at bank.
The following table analyses the Group’s financial liabilities into relevant maturity grouping based on the remaining period at the end of each reporting period to the contractual or expected maturity date. The amounts disclosed in the tables below are undiscounted contractual or expected cash flows including interest payments computed using contractual rates, or, if floating, based on current rates, and interests with financial liabilities denominated in foreign currencies translated into RMB using the spot rate as of balance sheet date:

As of December 31, 2024	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities
Payable to platform investors	721,558	—	—	—	—	721,558
Borrowings	71,938	49,819,385	2,046,264	—	—	51,937,587
Customer deposit	469,093	3,494,698	—	—	—	3,963,791
Accounts and other payables and contract liabilities	1,489,870	1,343,822	—	—	—	2,833,692
Payable to investors of consolidated structured entities	—	34,900,519	8,343,092	545,599	—	43,789,210
Lease liabilities	705	189,663	94,648	25,980	238	311,234
Convertible promissory notes payable	—	51,790	7,088,236	—	—	7,140,026
Financial assets sold under repurchase agreements	—	782,583	—	—	—	782,583

Total	2,753,164	90,582,460	17,572,240	571,579	238	111,479,681

Financing guarantee contracts	68,017,023	—	—	—	—	68,017,023

As of December 31, 2025	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities
Payable to platform investors	667,794	—	—	—	—	667,794
Borrowings	—	62,854,633	1,470,926	—	—	64,325,559
Customer deposit	427,528	9,092,123	—	—	—	9,519,651
Accounts and other payables and contract liabilities	2,772,257	365,924	—	—	—	3,138,181
Payable to investors of consolidated structured entities	—	25,148,132	4,018,598	265,519	—	29,432,249
Lease liabilities	521	154,465	88,895	26,493	2,720	273,094
Convertible promissory notes payable	—	6,930,860	—	—	—	6,930,860
Financial assets sold under repurchase agreements	—	1,662,439	—	—	—	1,662,439

Total	3,868,100	106,208,576	5,578,419	292,012	2,720	115,949,827

Financing guarantee contracts	67,470,208	—	—	—	—	67,470,208

4.2	Capital management

The Group’s capital requirements are primarily dependent on the scale and the type of business that it undertakes, as well as the industry and geographic location in which it operates. The primary objectives of the Group’s capital management are:

•	To comply with the capital requirements set by the regulators of the markets where the Group operates.

•	To safeguard the Group’s ability to continue as a going concern and to maintain healthy capital ratios in order to support its business and to maximize shareholders’ value.

•	To maintain a strong capital base to support the development of its business.
The Group adopts administrative measures issued by the regulators of subsidiaries with financial licenses. To meet these requirements, the Group monitors its capital adequacy ratio and the usage of regulatory capital on a quarterly basis and operates and manages assets at all levels in accordance with the provisions of these measures.
Except those subsidiaries with financial licenses, the Group monitors capital by regularly reviewing the total equity attributable to owners of the Company. Adjustments to current capital structure are made in light of changes in economic conditions and risk characteristics of the Group’s activities. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid, return capital to ordinary shareholders or issue capital securities.
Gearing ratio
As of December 31, 2024 and 2025, the Group’s gearing ratios (i.e., in percentage, total debt divided by total equity, and total debt is calculated as the aggregate of borrowings and convertible promissory notes payable), were 68.53% and 85.37%, respectively.

4.3	Group’s maximum exposure to structured entities

The Group uses structured entities in the normal course of business for a number of purposes, for example, structured transactions for customers, to provide finance to public and private sector infrastructure projects, and to generate fees from servicing loans made on behalf of third-party investors. These structured entities are financed through the issue of notes or units to investors. Refer to Note 2 for the Group’s consolidation consideration related to structured entities.
The following table shows the Group’s maximum exposure to the unconsolidated structured entities representing the Group’s maximum possible risk exposure that could occur as a result of the Group’s arrangements with structured entities.
These unconsolidated structured products mainly include asset management plans, trust plans, mutual funds, private funds and wealth management products which are all classified as financial assets at fair value through profit or loss.

	As of December 31, 2024
(in RMB’000)	Size	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured entities managed by third parties	NA	9,126,031	9,126,031	Investment income
Unconsolidated structured entities managed by affiliated entities	NA	1,237,189	1,237,189	Investment income
Unconsolidated structured entities serviced by the Group	21,168	—	21,168	Service fee

	As of December 31, 2025
(in RMB’000)	Size	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured entities managed by third parties	NA	14,200,485	14,200,485	Investment income
Unconsolidated structured entities managed by affiliated entities	NA	830,880	830,880	Investment income
Unconsolidated structured entities serviced by the Group	19,740	—	19,740	Service fee

4.4	Fair value estimation
The Group’s main financial assets that are not measured at fair value include cash at bank, restricted cash, financial assets held under resale agreements, financial assets at amortized cost, accounts and other receivables and contract assets and loans to customers. The Group’s main financial liabilities that are not measured at fair value include payable to platform investors, borrowings, customer deposits, accounts and other payables and contract liabilities, payable to investors of consolidated structured entities, financing guarantee liabilities, lease liabilities, convertible promissory notes payable and financial assets sold under repurchase agreements. The carrying amounts of these financial assets and liabilities approximate to their fair values.
The Group’s main financial instruments carried at fair value are financial assets at fair value through profit or loss.
The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques:
Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. The primary quoted market price used for financial assets held by the Group is net asset value on a daily basis. Financial instruments included in Level 1 comprise primarily equity investments, fund investments and bond investments traded on stock exchanges and open-ended mutual funds.
Level 2: Valuation techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly (such as price) or indirectly (such as calculated based on price). These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates.
Level 3: Other valuation techniques which use any inputs which have a significant effect on the recorded fair value that are not based on observable market data (unobservable inputs).
The level of fair value calculation is determined by the lowest level input with material significance in the overall calculation. As such, the significance of the input should be considered from an overall perspective in the calculation of fair value.
Valuation methods for Level 2 and Level 3 financial instruments:
For Level 2 financial instruments, valuations are generally obtained from third party pricing services for identical or comparable assets, or through the use of valuation methodologies using observable market inputs, or recent quoted market prices. Valuation service providers typically gather, analyze and interpret information related to market transactions and other key valuation model inputs from multiple sources, and through the use of widely accepted internal valuation models, provide a theoretical quote on various securities.
For Level 3 financial instruments, fair value is determined using valuation methodologies such as discounted cash flow models and other similar techniques. One of the significant inputs used in these valuation techniques is generally unobservable.

The following tables set forth the financial instruments recorded at fair value by level of the fair value hierarchy:

As of December 31, 2024	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Financial assets at fair value through other comprehensive income
Treasury bills	486,425	—	—	486,425
Certificates of deposits	669,670	—	—	669,670

	1,156,095	—	—	1,156,095

Financial assets at fair value through profit or loss
Trust plans	—	3,937,660	308,956	4,246,616
Private funds and other equity investments	—	—	598,366	598,366
Mutual funds	3,903,003	—	—	3,903,003
Debt securities	—	4,931,967	—	4,931,967
Wealth management products	—	1,628,417	—	1,628,417
Structured deposits	—	1,900,622	—	1,900,622
Others debt investments	—	30,706	3,116,117	3,146,823

	3,903,003	12,429,372	4,023,439	20,355,814

Total	5,059,098	12,429,372	4,023,439	21,511,909

As of December 31, 2025	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Financial assets at fair value through other comprehensive income
Treasury bills	3,548,798	—	—	3,548,798
Certificates of deposits	2,067,547	—	—	2,067,547
Other debt securities	565,884	—	—	565,884

	6,182,229	—	—	6,182,229

Financial assets at fair value through profit or loss
Debt securities	—	12,490,805	—	12,490,805
Wealth management products	—	11,430,637	—	11,430,637
Mutual funds	2,918,741	—	—	2,918,741
Structured deposits	—	2,434,136	—	2,434,136
Private funds and other equity investments	—	—	567,274	567,274
Trust plans	—	94,813	382,448	477,261
Others debt investments	—	—	4,347,719	4,347,719

	2,918,741	26,450,391	5,297,441	34,666,573

Derivative instruments
Cross currency swap	—	(5,239)	—	(5,239)

Total	9,100,970	26,445,152	5,297,441	40,843,563

There were no changes in the valuation techniques during the reporting period.

The following table presents the changes in Level 3 instruments for the years ended December 31, 2023, 2024 and 2025:

Financial assets at fair value through profit or loss	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
As of beginning of the year	3,005,576	5,486,954	4,023,439
Additions	2,719,547	1,385,507	1,466,648
Transfer into Level 3	1,062,703	—	—
Disposal	(1,020,562)	(1,276,834)	(1,202,902)
Gains or losses recognized in profit or loss	(280,310)	(1,572,188)	1,010,256

As of end of the year	5,486,954	4,023,439	5,297,441

For the year ended December 31, 2023, investment of RMB1,063 million was transferred from Level 2 to Level 3 as significant unobservable inputs were applied in valuation method.
All of the unrealized gains or losses of Level 3 instruments during the reporting period are recognized in investment income/(loss) (refer to Note 9).
Fair value measurements using significant unobservable input:
The level of fair value measurement is determined by the lowest level input with material significance in the overall calculation. The significance of the input should be considered from an overall perspective in the estimation of fair value.
As of December 31, 2023, 2024 and 2025, the Level 3 instruments were mainly other debt investments at fair value through profit or loss. As the other debt investments are not traded in an active market, their fair values have been determined using the discounted cash flow method whereby the discount rate adjustment technique is applied. The discount rate used to determine the present value was a rate that reflects current market assessments of the time value of money and the risks specific to the assets as at each reporting date. The determination of discount rate involved critical estimates and judgments by the management.

As of December 31, 2025, the discount rates used to determine fair value of Level 3 instruments ranged from 1.22% to 13.25% (December 31, 2024: 0.66% to 13.99%). The table below illustrates the carrying amount of the Level 3 instruments with the fair value determined using the discounted cash flow method as well as the impact to profit/(loss) before income tax expense for the years ended December 31, 2024 and 2025, if the risk-adjusted discount rate had increased/decreased by 100 basis points with all other variables held constant.

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Discounted cash flow method	3,819,204	5,225,180
Expected changes in profit/(loss) before income tax ex pense
+100 basis points	(113,936)	(97,831)
-100 basis points	119,511	102,194